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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: Sept 01
                                              --------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:    CF FX, L.L.C.
          ---------------------------------------------
 Address: 30 S. Wacker Dr #2707
          ---------------------------------------------
          Chicago, IL 60606
          ---------------------------------------------

          ---------------------------------------------

 Form 13F File Number:
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:    John Gordon
          ---------------------------------------------
 Title:   Chief Financial Officer
          ---------------------------------------------
 Phone:   (312) 906-7366
          ---------------------------------------------

 Signature, Place, and Date of Signing:
 /s/ John Gordon          Chicago, IL                   11-14-01
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]


                             Form 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:      None
                                         -------------------
 Form 13F Information Table Entry Total: 59
                                         -------------------
 Form 13F Information Table Value Total: $261,667
                                         -------------------
                                            (thousands)

 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name

               28-
     ----      ---------------------          ----------------------
     [Repeat as necessary.]


                          FORM 13F INFORMATION TABLE

          COLUMN 1        COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5           COLUMN 6      COLUMN 7          COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
          NAME OF         TITLE OF                VALUE       SHRS OR  SH/ PUT/     INVESTMENT      OTHER        VOTING AUTHORITY
          ISSUER           CLASS       CISIP     (x$1000)     PRN AMT  PRN CALL     DISCRETION     MANAGERS     SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

                                                                           Shares/                                             Sole
                                    Title or                    Value       Prin       Shr/       Investment      Other       Voting
     Name of Issuer                  Class         Cusip        (000)       Amnt     Put/Call     Discretion     Managers      Auth
------------------------------------------------------------------------------------------------------------------------------------
Advanced Energy                      CONVERT     007973AB6      3,428    4,000,000     PRN            sole         N/A     4,000,000
APARTMENT INVT & MGMT CO            PREFERRED    03748R705        785       28,400      SH            sole         N/A        28,400
APARTMENT INVT & MGMT CO            PREFERRED    03748R861      1,795       76,300      SH            sole         N/A        76,300
ARCHSTONE COMMUNITIES TR            PREFERRED     39581202      6,621      183,500      SH            sole         N/A       183,500
ARROW ELECTRONIC INC                 CONVERT     042735AY6      4,030   10,000,000     PRN            sole         N/A    10,000,000
ATMEL CORP                           CONVERT     049513AD6      1,323    4,690,000     PRN            sole         N/A     4,690,000
BEST BUY COMPANY                     CONVERT     086516AC5      4,376    6,700,000     PRN            sole         N/A     6,700,000
CALPINE CAPITAL TRUST               PREFERRED    131346207     11,541      138,795      SH            sole         N/A       138,795
CHARTER COMMUNICATIONS INC-A         CONVERT     16117MAC1      1,531    2,000,000     PRN            sole         N/A     2,000,000
CIENA CORP                           CONVERT     171779AA9      3,006    5,000,000     PRN            sole         N/A     5,000,000
COOPER CAMERON CORP                  CONVERT     216640AB8        849    1,000,000     PRN            sole         N/A     1,000,000
COR THERAPEUTICS                     CONVERT     217753AE2      2,974    3,500,000     PRN            sole         N/A     3,500,000
CORNING INC                          CONVERT     219350AJ4      4,163    7,500,000     PRN            sole         N/A     7,500,000
CUMMINS                             PREFERRED    231029208      3,054       65,000      SH            sole         N/A        65,000
E*TRADE GROUP                        CONVERT     269246AC8      2,026    2,500,000     PRN            sole         N/A     2,500,000
ECHOSTAR COMMUNICATIONS              CONVERT     278762AE9      2,463    3,000,000     PRN            sole         N/A     3,000,000
ELIOR                                CONVERT     993930UQ7        277      378,675     PRN            sole         N/A       378,675
EQUITY RESIDENTIAL PROPS            PREFERRED    29476L883     17,861      550,100      SH            sole         N/A       550,100
EQUITY RESIDENTIAL PROPS            PREFERRED    29476L859      2,150       84,100      SH            sole         N/A        84,100
GENL GROWTH PROPERTIES              PREFERRED    370021206      2,994      125,000      SH            sole         N/A       125,000
HOST MARRIOTT FIN TRUST             PREFERRED    441079407     13,245      499,457      SH            sole         N/A       499,457
Intl Power Ltd                       CONVERT    US46018WAA09      949    1,000,000     PRN            sole         N/A     1,000,000
IVAX CORP                            CONVERT     465823AE2      4,339    5,000,000     PRN            sole         N/A     5,000,000
JABIL CIRCUIT INC                    CONVERT     466313AA1      1,694    2,000,000     PRN            sole         N/A     2,000,000
KOHLS CORPORATION                    CONVERT     500255AJ3      5,379    9,000,000     PRN            sole         N/A     9,000,000
Kulicke & Soffa Industries           CONVERT     501242AH4      1,717    2,000,000     PRN            sole         N/A     2,000,000
LAM RESEARCH CORP                    CONVERT     512807AD0      2,773    3,500,000     PRN            sole         N/A     3,500,000
LENNAR CORP                          CONVERT     526057AF1      1,746    5,000,000     PRN            sole         N/A     5,000,000
LEVEL 3 COMMUNICATIONS               CONVERT     52729NAG5        781    3,000,000     PRN            sole         N/A     3,000,000
LUCENT TECHNOLOGIES                 PREFERRED    549463206      1,005        1,000      SH            sole         N/A         1,000
Manpower Inc.                        CONVERT     56418HAB6      1,333    2,500,000     PRN            sole         N/A     2,500,000
MEDAREX                              CONVERT     583916AA9      1,611    2,000,000     PRN            sole         N/A     2,000,000
Medtronic Inc.                       CONVERT     585055AA4      5,134    5,000,000     PRN            sole         N/A     5,000,000
NABORS INDUSTRIES INC                CONVERT     629568AF3      2,646    5,000,000     PRN            sole         N/A     5,000,000
NEW PLAN EXCEL REALTY TR            PREFERRED    648053205        916       36,000      SH            sole         N/A        36,000
Nortel Networks Corp.                CONVERT     656568AA0      7,556    8,950,000     PRN            sole         N/A     8,950,000
NORTHROP GRUMMAN CORP               PREFERRED    666807300      8,642       70,000      SH            sole         N/A        70,000
NTL COMMUNICATIONS CORP              CONVERT     62941AAB5        574    1,500,000     PRN            sole         N/A     1,500,000
ORION POWER HOLDINGS                 CONVERT     686286AD7      5,769    5,850,000     PRN            sole         N/A     5,850,000
PMC-SIERRA                           CONVERT     69344FAA4      2,065    3,000,000     PRN            sole         N/A     3,000,000
POGO TRUST I                        PREFERRED    73044P208     10,264      186,700      SH            sole         N/A       186,700
PRIMUS TELECOMM GROUP                CONVERT     741929AL7        395    3,630,000     PRN            sole         N/A     3,630,000
PROVIDIAN FINANCIAL CORP             CONVERT     74406AAB8      2,781   10,000,000     PRN            sole         N/A    10,000,000

                                                                           Shares/                                             Sole
                                    Title or                    Value       Prin       Shr/       Investment      Other       Voting
     Name of Issuer                  Class         Cusip        (000)       Amnt     Put/Call     Discretion     Managers      Auth
------------------------------------------------------------------------------------------------------------------------------------
SCHOOL SPECIALTY                     CONVERT     807863AB1      2,308    2,000,000     PRN            sole         N/A     2,000,000
SCI SYSTEMS INC                      CONVERT     783890AF3      1,478    2,000,000     PRN            sole         N/A     2,000,000
SL GREEN REALTY CORP                PREFERRED    78440X200      4,994      150,000      SH            sole         N/A       150,000
STARWOOD HOTELS RESORTS              CONVERT     85590AAB0     13,417   30,000,000     PRN            sole         N/A    30,000,000
TELEFONOS DE MEXICO,S.A.             CONVERT     879403AD5      6,042    5,000,000     PRN            sole         N/A     5,000,000
THE PMI GROUP                        CONVERT     69344MAC5      3,062    3,000,000     PRN            sole         N/A     3,000,000
TRANSOCEAN SEDCO FOREX               CONVERT     893830AD1      2,982    3,500,000     PRN            sole         N/A     3,500,000
TRANSOCEAN SEDCO FOREX               CONVERT     893830AA7      2,909    5,019,000     PRN            sole         N/A     5,019,000
UNITEDGLOBALCOM                     PREFERRED    913247201        306       52,000      SH            sole         N/A        52,000
US CELLULAR CORP                     CONVERT     911684AA6     16,412   34,879,000     PRN            sole         N/A    34,879,000
VERIZON GLOBAL FDG CORP              CONVERT     92343VAA2     11,104   20,000,000     PRN            sole         N/A    20,000,000
VORNADO REALTY TRUST                PREFERRED    929042208     27,492      500,000      SH            sole         N/A       500,000
WASHINGTON MUT CAP TR I             PREFERRED    93933U308      4,157       75,000      SH            sole         N/A        75,000
Whole Foods Market                   CONVERT     966837AC0      1,116    2,500,000     PRN            sole         N/A     2,500,000
WPP GROUP                            CONVERT     987425AC9      2,120    2,318,000     PRN            sole         N/A     2,318,000
XM SATELLITE RADIO HLDGS             CONVERT     983759AA9      1,208    2,233,000     PRN            sole         N/A     2,233,000